Borrowings - Interest Expense (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Interest attributable to amortization of implied discounts	$ 248	$ 351	$ 487
Series 1 promissory notes | Notes payable
Debt Instrument [Line Items]
Interest attributable to contractual interest	29	138	297
Interest attributable to amortization of issuance costs	0	0	32
Total interest expense	29	138	329
Related Party Note | Notes payable
Debt Instrument [Line Items]
Total interest expense	611	932	0
Convertible promissory notes | Convertible debt
Debt Instrument [Line Items]
Interest attributable to contractual interest	0	120	583
Interest attributable to amortization of implied discounts	0	231	456
Total interest expense	0	351	1,039
WTI Facility | Term loan
Debt Instrument [Line Items]
Interest attributable to contractual interest	352	0	0
Interest attributable to amortization of issuance costs	248	0	0
Total interest expense	$ 600	$ 0	$ 0